Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt

In millions		Maturity	US$ denominated amount		As at December 31,	2025	2024
Notes and debentures (1)
Canadian National series (2)
2.80%	10-year notes	Sep 22, 2025				—	350
2.75%	10-year notes	Mar 1, 2026	US$	500		686	719
6.90%	30-year notes	Jul 15, 2028	US$	475		652	683
3.20%	10-year notes	Jul 31, 2028				350	350
3.00%	10-year notes	Feb 8, 2029				350	350
4.60%	5-year notes	May 2, 2029				700	700
4.15%	7-year notes	May 10, 2030				550	550
3.50%	5-year notes	Jun 10, 2030				500	—
4.20%	5-year notes	Mar 12, 2031	US$	300		412	—
7.38%	30-year debentures	Oct 15, 2031	US$	200		274	288
3.85%	10-year notes	Aug 5, 2032	US$	800		1,098	1,151
4.40%	10-year notes	May 10, 2033				400	400
5.85%	10-year notes	Nov 1, 2033	US$	300		412	431
6.25%	30-year notes	Aug 1, 2034	US$	500		686	719
4.38%	10-year notes	Sep 18, 2034	US$	750		1,029	1,079
4.20%	10-year notes	Jun 10, 2035				500	—
4.75%	10-year notes	Nov 12, 2035	US$	400		549	—
6.20%	30-year notes	Jun 1, 2036	US$	450		618	647
6.71%	Puttable Reset Securities PURSSM	Jul 15, 2036	US$	250		343	360
6.38%	30-year debentures	Nov 15, 2037	US$	300		412	431
3.50%	30-year notes	Nov 15, 2042	US$	250		343	360
4.50%	30-year notes	Nov 7, 2043	US$	250		343	360
3.95%	30-year notes	Sep 22, 2045				400	400
3.20%	30-year notes	Aug 2, 2046	US$	650		892	935
3.60%	30-year notes	Aug 1, 2047				500	500
3.65%	30-year notes	Feb 3, 2048	US$	600		823	863
3.60%	30-year notes	Jul 31, 2048				450	450
4.45%	30-year notes	Jan 20, 2049	US$	650		892	935
3.60%	30-year notes	Feb 8, 2049				450	450
3.05%	30-year notes	Feb 8, 2050				450	450
2.45%	30-year notes	May 1, 2050	US$	600		823	863
4.40%	30-year notes	Aug 5, 2052	US$	700		961	1,007
4.70%	30-year notes	May 10, 2053				800	800
6.13%	30-year notes	Nov 1, 2053	US$	300		412	431
5.10%	30-year notes	May 2, 2054				550	550
4.00%	50-year notes	Sep 22, 2065				100	100
Illinois Central series
7.70%	100-year debentures	Sep 15, 2096	US$	125		172	180
BC Rail series
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						20,724	19,684
Other
Commercial paper						124	721
Finance leases						5	7
Equipment loans and other (4)						1,365	1,489
Total debt, gross						22,218	21,901
Fair value hedging adjustment (5)						(11)	—
Net unamortized discount and debt issuance costs (3)						(1,001)	(1,007)
Total debt (5)						21,206	20,894
Less: Current portion of long-term debt						906	1,166
Total long-term debt						$20,300	$19,728
(1)The Company's notes and debentures are unsecured.
(2)The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)As at December 31, 2025, these notes were recorded as a discounted debt of $17 million (2024 - $16 million) using an imputed interest rate of 5.75% (2024 - 5.75%). The discount of $825 million (2024 - $826 million) is included in Net unamortized discount and debt issuance costs.
(4)Includes $1,329 million (2024 - $1,449 million) of equipment loans under the non-revolving credit facilities. Also included is $36 million (2024 - $40 million) of other loans payable monthly at a weighted average interest rate of 2.30% (2024 - 2.35%).
(5)See Note 22 – Financial instruments.

Schedule of Issuances and Repayments of Commercial Paper

In millions	Year ended December 31,	2025	2024	2023
Commercial paper with maturities less than 90 days
Issuance		$25,471	$18,564	$13,767
Repayment		(25,859)	(19,851)	(13,090)
Change in commercial paper with maturities less than 90 days, net		$(388)	$(1,287)	$677
Commercial paper with maturities of 90 days or greater
Issuance		$—	$1,682	$1,871
Repayment		(224)	(1,776)	(1,640)
Change in commercial paper with maturities of 90 days or greater, net		$(224)	$(94)	$231
Change in commercial paper, net		$(612)	$(1,381)	$908

Schedule of Debt Maturities
Debt maturities

In millions	Debt (1)
2026	$902
2027	77
2028	1,079
2029	1,129
2030	1,130
2031 & thereafter	16,884
Total	21,201
Finance lease liabilities (2)	5
Total debt	$21,206
(1)    Presented net of unamortized discounts and debt issuance costs.
(2)     See Note 12 – Leases for maturities of finance lease liabilities.

Schedule of US dollar-Denominated Debt
Amount of US dollar-denominated debt

In millions	As at December 31,		2025		2024
Notes and debentures		US$	9,350	US$	8,650
Commercial paper			90		501
Finance lease liabilities			4		5
Equipment loans and other			473		506
Total amount of US dollar-denominated debt in US$		US$	9,917	US$	9,662
Total amount of US dollar-denominated debt in C$			$13,610		$13,898